Retirement-Related Benefits - Financial Information and Retirement Plan Changes Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans
Pension settlement charges				$ 2,700	$ 0	$ 3,113	$ 0
Pension settlement charge, net of tax				2,000		2,400
Personal Pension Plan (PPP)
Defined Benefit Plans
Benefit plan obligations transferred from plan		$ 6,000
Benefit plan assets transferred from plan		$ 6,000
United States
Defined Benefit Plans
Pension settlement charges						2,700
Pension settlement charge, net of tax				$ 2,000
Non-U.S. Plans
Defined Benefit Plans
Benefit plan obligations transferred from plan	$ 1,200
Benefit plan assets transferred from plan	$ 1,200
Pension settlement charges			$ 400			$ 400
Pension Plan | Qualified Plan
Defined Benefit Plans
Percentage of plan funded					116.00%
Pension Plan | United States
Defined Benefit Plans
Percentage of plan funded					137.00%
Service period					1 year
Benefit contribution monthly percent					5.00%
Benefit contribution interest percent, through 2026					6.00%
Pension Plan | United States | Minimum
Defined Benefit Plans
Benefit contribution interest percent, 2027 through 2033					3.00%